Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	[1]	£ 24,492		£ 14,130
Raw materials and consumables used		(4,664)		(3,777)
Changes in inventories of finished goods and work in progress		114		44
Employee benefit costs		(3,005)	£ (2,679)	(2,274)
Depreciation, amortisation and impairment costs		(1,038)	(902)	(607)
Other operating income		85		176
Loss on reclassification from amortised cost to fair value		(3)
Other operating expenses		(6,668)		(3,037)
Profit from operations		9,313		4,655
Net finance costs		(1,381)	(1,094)	(637)
Share of post-tax results of associates and joint ventures		419		2,227
Profit before taxation		8,351		6,245
Taxation on ordinary activities		(2,141)		(1,406)
Profit for the year		6,210		4,839
Attributable to:
Owners of the parent		6,032		4,648
Non-controlling interests		£ 178		£ 191
Earnings per share
Basic		£ 2.640		£ 2.502
Diluted		£ 2.632		£ 2.492
Restatement Adjustments
Revenue	[1]		19,564
Raw materials and consumables used			(4,520)
Changes in inventories of finished goods and work in progress			(513)
Employee benefit costs			(2,679)
Depreciation, amortisation and impairment costs			(902)
Other operating income			144
Other operating expenses			(4,682)
Profit from operations			6,412
Net finance costs			(1,094)
Share of post-tax results of associates and joint ventures			24,209
Profit before taxation			29,527
Taxation on ordinary activities			8,129
Profit for the year			37,656
Attributable to:
Owners of the parent			37,485
Non-controlling interests			£ 171
Earnings per share
Basic			£ 18.339
Diluted			£ 18.276

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.